WARRANTS (Details)	6 Months Ended
Jun. 30, 2023 shares
Number of warrants outstanding, ending balance	2,397,812
Warrant [Member]
Number of warrants outstanding, beginning balance	2,376,933
Number of warrants granted	20,879
Number of warrants exercised	0
Number of warrants expired	0
Number of warrants outstanding, ending balance	2,397,812
Number of warrants exercisable	2,397,812